Short-term debt and short-term debt from related parties (Tables)	3 Months Ended
Mar. 31, 2018
Short-term debt and short-term debt from related parties
Schedule of short-term debt and short-term debt from related parties
Short-term debt and short-term debt from related parties
in € THOUS

	March 31,	December 31,
	2018	2017
Commercial paper program	944.814	679.886
Borrowings under lines of credit	64.634	79.313
Other	1.088	1.080
Short-term debt	1.010.536	760.279
Short-term debt from related parties (see note 3 b)	40.800	9.000
Short-term debt and short-term debt from related parties	1.051.336	769.279